SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Consolidation	Basis of Consolidation: The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Inter-company accounts and transactions have been eliminated.
Fair Values of Financial Instruments
Fair Values of Financial Instruments:
The following methods and assumptions are used by the Company in estimating fair values for financial instruments.
Cash and Cash Equivalents. Cash includes cash on hand and with banks. Cash equivalents are short-term highly liquid investments with original maturities of three months or less. The carrying value of cash and cash equivalents approximates fair value due to the relatively short period of time between the origination of the instruments and their expected realization. The Company may have deposits in excess of amounts covered by the Federal Deposits Insurance Corporation with its banking partners. Cash equivalents are classified as a Level 1 financial asset.
Loans. The fair value of the Company's direct cash loans and sales finance contracts approximate the carrying value since the estimated life, assuming prepayments, is short-term in nature. The fair value of the Company's real estate loans approximate the carrying value since the interest rate charged by the Company approximates market rates. Loans are classified as a Level 3 financial asset.
Investment Securities. The fair value of investment securities is based on quoted market prices. If a quoted market price is not available, fair value is estimated using market prices for similar securities. See additional information below regarding fair value under Accounting Standards Codification ("ASC") No. 820, Fair Value Measurements. See Note 4 for fair value measurement of available-for-sale investment securities and for information related to how these securities are valued.
Senior Debt. The carrying value of the Company's senior debt securities approximates fair value due to the relatively short period of time between the origination of the instruments and their expected payment. Senior debt securities are classified as a Level 2 financial liability.
Subordinated Debt. The carrying value of the Company's subordinated debt securities approximates fair value due to the re-pricing frequency of the securities. Subordinated debt securities are classified as a Level 2 financial liability.
FASB ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date The following fair value hierarchy is used in selecting inputs used to determine the fair value of an asset or liability, with the highest priority given to Level 1, as these are the most transparent or reliable. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.
Level 1 - Quoted prices for identical instruments in active markets.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.
Level 3 - Valuations derived from valuation techniques in which one or more significant inputs are unobservable.
The Company is responsible for the valuation process and as part of this process may use data from outside sources in establishing fair value. The Company performs due diligence to understand the inputs or how the data was calculated or derived. The Company employs a market approach in the valuation of its obligations of states, political subdivisions and municipal revenue bonds that are available-for-sale. These investments are valued on the basis of current market quotations provided by independent pricing services selected by Management based on the advice of an investment manager. To determine the value of a particular investment, these independent pricing services may use certain information with respect to market transactions in such investment or comparable investments, various relationships observed in the market between investments, quotations from dealers, and pricing metrics and calculated yield measures based on valuation methodologies commonly employed in the market for such investments. Quoted prices are subject to our internal price verification procedures. The fair values of common stocks and mutual funds are based on unadjusted quoted market prices in active markets. We validate prices received using a variety of methods, including, but not limited to comparison to other pricing services or corroboration of pricing by reference to independent market data such as a secondary broker. There was no change in this methodology during any period reported.
Use of Estimates
Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could vary materially from these estimates.
Income Recognition
Income Recognition:
The Company categorizes it primary sources of revenue into three categories: (1) interest related revenues, (2) insurance related revenue, and (3) revenue from contracts with customers.
(1)Interest related revenues are specifically excluded from the scope of ASC 606 and accounted for under ASC Topic 310, "Receivables".
(2)Insurance related revenues are subject to industry-specific guidance within the scope of ASC Topic 944, "Financial Services - Insurance".
(3)Other revenues primarily relate to commissions earned by the Company on sales of auto club memberships. Auto club commissions are revenue from contracts with customers and are accounted for in accordance with the guidance set forth in ASC 606.
Accounting principles generally accepted in the United States of America require that an interest yield method be used to calculate the income recognized on accounts which have precomputed charges. An interest yield method is used by the Company on each individual account with precomputed charges to calculate income for those on-going accounts; however, state regulations often allow interest refunds to be made according to the "Rule of 78's" method for payoffs and renewals. Since the majority of the Company's accounts which have precomputed charges are paid off or renewed prior to maturity, the result is that most of the accounts effectively yield on a Rule of 78's basis.
Precomputed finance charges are included in the gross amount of certain direct cash loans, sales finance contracts and certain real estate loans. These precomputed charges are deferred and recognized as income on an accrual basis using the effective interest method. Some other cash loans and real estate loans, which do not have precomputed charges, have income recognized on a simple interest accrual basis. Income is not accrued on a loan that is more than 60 days past due.
Loan fees and origination costs are deferred and recognized as an adjustment to the loan yield over the contractual life of the related loan.
The property and casualty credit insurance policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company's property and casualty insurance subsidiary. The premiums are deferred and earned over the period of insurance coverage using the pro-rata method or the effective yield method, depending on whether the amount of insurance coverage generally remains level or declines.
The credit life and accident and health policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company's life insurance subsidiary. The premiums are deferred and earned using the pro-rata method for level-term life policies and the effective yield method for decreasing-term life policies. Premiums on accident and health policies are earned based on an average of the pro-rata method and the effective yield method.
Claims of the insurance subsidiaries are expensed as incurred and reserves are established for incurred but not reported claims. Reserves for claims totaled $6.5 million and $5.3 million at December 31, 2022 and 2021, respectively, and are included in unearned insurance premiums on the consolidated statements of financial position.
Policy acquisition costs of the insurance subsidiaries are deferred and amortized to expense over the life of the policies on the same methods used to recognize premium income.
The primary revenue category included in other revenue relates to commissions earned by the Company on sales of auto club memberships. Commissions received from the sale of auto club memberships are earned at the time the membership is sold. The Company sells the memberships as an agent for a third party. The Company has no further obligations after the date of sale as all claims for benefits are paid and administered by the third party.
Depreciation and Amortization	Depreciation and Amortization:Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years. Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease.
Restricted Cash	Restricted Cash: Restricted cash consists of funds maintained in restricted accounts in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements. Restricted cash also includes escrow deposits held by the Company on behalf of certain real estate mortgage customers.
Impairment of Long-Lived Assets	Impairment of Long-Lived Assets:The Company annually evaluates whether events and circumstances have occurred or triggering events have occurred that indicate the carrying amount of property and equipment may warrant revision or may not be recoverable. When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the recoverability by determining whether the carrying value of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition.
Income Taxes
Income Taxes:
The Financial Accounting Standards Board (“FASB”) issued ASC 740-10. FASB ASC 740-10 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized. FASB ASC 740-10 also provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. At December 31, 2022 and December 31, 2021, the Company had no uncertain tax positions.
The Company’s insurance subsidiaries are treated as taxable entities and income taxes are provided for where applicable (Note 12). No provision for income taxes has been made by the Company since it has elected to be treated as an S Corporation for income tax reporting purposes. However, certain states do not recognize S Corporation status, and the Company has accrued amounts necessary to pay the required income taxes in such states.
Collateral Held for Resale	Collateral Held for Resale: When the Company takes possession of collateral which secures a loan, the collateral is recorded at the lower of its estimated resale value or the loan balance. Any losses incurred at that time are charged against the Allowance for Credit Losses.
Marketable Debt Securities	Marketable Debt Securities: Management has designated the Company’s investment securities held in the Company's investment portfolio at December 31, 2022 and 2021 as being available-for-sale. This portion of the investment portfolio is reported at fair value with unrealized gains and losses excluded from earnings and reported in other comprehensive income (loss) included in the consolidated statements of comprehensive income (loss). Gains and losses on sales of securities designated as available-for-sale are determined based on the specific identification method.
Earnings Per Share Information	Earnings per Share Information:The Company has no contingently issuable common shares, thus basic and diluted earnings per share amounts are the same.
Recent Accounting Pronouncements
Recent Accounting Pronouncements:
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional accounting relief for the expected market transition from the use of the London Interchange Bank Offered Rate (“LIBOR”) to the proposed Secured Overnight Financing Rate (“SOFR”). The Company's benchmark rate transitioned to SOFR on December 1, 2022 with no impact to the condensed consolidated financial statements, (Note 6).
In March 2022 the FASB issued ASU No. 2022-02 "Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructuring and Vintage Disclosures. The key provisions include (1) enhancements to disclosure requirements for certain loan refinancings and restructurings by creditor when borrower is experiencing financial difficulty, the creditor must apply the loan refinancing and restructuring guidance to determine whether a modification results in a new loan or a continuation of an existing loan (2) for public business entities, the entity is required to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases. The amendments in this update are effective for annual and interim periods beginning after December 15, 2022. The Company is currently evaluating the effect of disclosure updates to its footnotes, but believes implementation will not have a material financial effect on its financial statements.

Loans	LOANS
The Company’s consumer loans are made to individuals in relatively small amounts for relatively short periods of time. First and second mortgage loans on real estate are made in larger amounts and for longer periods of time. The Company also purchases sales finance contracts from various dealers. All loans and sales contracts are held for investment.
Loan Renewals:
Loan renewals are accounted for in accordance with the applicable guidance in ASC Topic 310-20 Nonrefundable Fees and Other Costs. Loan renewals are a product the Company offers to existing customers that allows them to borrow additional funds from the Company. In evaluating a loan for renewal, in addition to our standard underwriting requirements, we may take into consideration the customer’s prior payment performance with us, which we believe to be an indicator of the customer’s future credit performance. If the terms of the new loan resulting from a loan renewal (other than a troubled debt restructuring) are at least as favorable to us as the terms for comparable loans to other customers with similar collection risks who are not renewing a loan, the renewal is accounted for as a new loan. The criteria is met if the new loan's effective yield is at least equal to the effective yield for such comparable loans and the modification of the original loan is more than minor. A modification of a loan is more than minor if the present value of the cash flows under the terms of the renewal is at least 10 percent different from the present value of the remaining cash flows under the terms of the original loan. Accordingly, when a renewal is generated, the original loan(s) are extinguished along with the associated unearned finance charges and a new loan is originated. Substantially all renewals include a non-cash component that represents the exchange of the original principal balance for the new principal balance and a cash component for the net proceeds distributed to the customer for the additional amount borrowed. The cash component is presented as outflows from investing activities and the non-cash component is presented as a non-cash investing activity.
Cash, unearned finance charges, origination fees, discounts, premiums, deferred fees, and, in the instance of a loan renewal, the net payoff of the of the renewed loan are included in the loan origination amount. The cash component of the loan origination is included in the Statement of Cash Flows in the Cash Flows from Investing Activities as Loans Originated or Purchased.
Allowance for Credit Losses:
The allowance for credit losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio. Management estimates and evaluates the allowance for credit losses utilizing an open pool loss rate method on collectively evaluated loans with similar risk characteristics in segments, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting date. This historical loss rate then may be adjusted by macroeconomic forecast and other qualitative factors, as appropriate, to fully reflect the Company’s expected losses in its loan portfolio. The Company’s allowance for credit losses recorded in the balance sheet reflects Management’s best estimate of expected credit losses.
The Company calculates an expected credit loss by utilizing a snapshot of each specific loan segment at a point in history and tracing that segment’s performance until charge-offs were substantially exhausted for that particular segment. Charge-offs in subsequent periods are aggregated to derive an unadjusted lifetime historical charge-off rate by segment. The receivables balance at the balance sheet date is reviewed and adjustments to the allowance for credit losses are made if Management determines the receivables balance warrants an adjustment. The Company performs a correlation analysis between macroeconomic factors and prior charge-offs for the following macroeconomic factors: Annual Unemployment Rates, Real Gross Domestic Product, Consumer Price Index (CPI), and US National Home Price Index (HPI). To evaluate the overall adequacy of the Company’s allowance for credit losses, Management considers the level of loan receivables, historical loss trends, loan delinquency trends, bankruptcy trends and overall economic conditions. Such allowance is, in the opinion of Management, adequate for expected losses in the current loan portfolio. As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates. Actual results could vary based on future changes in significant assumptions.
Management disaggregates the Company’s loan portfolio by loan segment when evaluating loan performance and estimating the allowance for credit losses. Although most loans are similar in nature, the Company concluded that based on variations in loss experience (severity and duration) driven by product and customer type it is most relevant to segment the portfolio by loan product consisting of five different segments: live checks, premier loans, other consumer loans, real estate loans, and sales finance contracts.
The total segments are monitored for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge-off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.
Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on graded delinquency rules, generally when two payments remain unpaid on precomputed loans or when an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status. Accounts qualify for return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on an interest-bearing loan when it is less than 60 days past due.